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QUARTERLY REPORT

TUTTLE CAPITAL MEMORY STACK INCOME BLAST ETF

Schedule of InvestmentsJuly 31, 2026 (unaudited)

		Principal	Value
107.93%	US TREASURY BILLS(A) (B)
	US Treasury Bill 09/03/2026 3.569%	$6,745,000	$6,724,060

107.93%	TOTAL US TREASURY BILLS		6,724,060
	(Cost: $6,722,650)

		Shares	Value
10.93%	MONEY MARKET FUND
	First American Money Market Funds - Class X 3.583%(C)	680,848	$680,848
	(Cost: $680,848)

15.13%	OPTIONS PURCHASED(B)(D)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
13.84%	CALL OPTIONS
	Amkor Technology, Inc.	58	$289,246	$65.00	01/15/27	$45,820
	Applied Materials, Inc.	8	406,136	620.00	11/20/26	43,140
	FormFactor, Inc.	20	212,400	130.00	01/15/27	46,200
	Lam Research Corp.	17	498,134	370.00	11/20/26	53,890
	Onto Innovation, Inc.	17	439,586	320.00	12/18/26	72,420
	Penguin Solutions, Inc.	31	163,153	60.00	01/15/27	44,020
	Rambus, Inc.	29	263,987	150.00	11/20/26	15,718
	Roundhill Memory ETF	560	2,820,720	60.00	11/20/26	399,280
	Silicon Motion Technology Corp.	9	228,240	270.00	12/18/26	50,490
	Western Digital Corp.	7	381,388	520.00	11/20/26	91,000
	TOTAL CALL OPTIONS					861,978
	(Cost: $2,146,207)

QUARTERLY REPORT

TUTTLE CAPITAL MEMORY STACK INCOME BLAST ETF

Schedule of Investments - continuedJuly 31, 2026 (unaudited)

		Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
1.29%		PUT OPTIONS
		Amkor Technology, Inc.	58	289,246	$40.00	08/21/26	$6,206
		Applied Materials, Inc.	8	406,136	445.00	08/07/26	3,720
		FormFactor, Inc.	20	212,400	80.00	08/21/26	3,600
		Lam Research Corp.	17	498,134	260.00	08/07/26	6,375
		Onto Innovation, Inc.	17	439,586	230.00	08/21/26	26,690
		Penguin Solutions, Inc.	31	163,153	45.00	08/21/26	7,750
		Rambus, Inc.	29	263,987	70.00	08/21/26	3,741
		Roundhill Memory ETF	560	2,820,720	33.00	08/14/26	10,640
		Silicon Motion Technology Corp.	9	228,240	230.00	08/21/26	9,900
		Western Digital Corp.	7	381,388	370.00	08/14/26	1,750
		TOTAL PUT OPTIONS					80,372
		(Cost: $107,316)

15.13%		TOTAL OPTIONS PURCHASED					942,350
		(Cost: $2,253,523)

133.98%		TOTAL INVESTMENTS					8,347,258
		(Cost: $9,657,021)
(33.98%	)	Liabilities in excess of other assets					(2,117,061)
100.00%		NET ASSETS					$6,230,197

(A)Zero coupon security. The rate shown is the annualized yield-to-maturity on the date of July 31, 2026.

(B) All or a portion of the security is held as collateral for options written.

(C)Effective 7 day yield as of July 31, 2026.

(D)Non-income producing.

QUARTERLY REPORT

TUTTLE CAPITAL MEMORY STACK INCOME BLAST ETF

Schedule of Options WrittenJuly 31, 2026 (unaudited)

(33.30%)	OPTIONS WRITTEN(A)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(33.30%)	PUT OPTIONS
	Amkor Technology, Inc.	58	$(289,246)	$50.00	08/21/26	$(24,360)
	Amkor Technology, Inc.	58	(289,246)	65.00	01/15/27	(122,380)
	Applied Materials, Inc.	8	(406,136)	455.00	08/07/26	(5,000)
	Applied Materials, Inc.	8	(406,136)	620.00	11/20/26	(125,980)
	FormFactor, Inc.	20	(212,400)	130.00	01/15/27	(86,300)
	FormFactor, Inc.	20	(212,400)	90.00	08/21/26	(7,780)
	Lam Research Corp.	17	(498,134)	270.00	08/07/26	(10,455)
	Lam Research Corp.	17	(498,134)	370.00	11/20/26	(171,488)
	Onto Innovation, Inc.	17	(439,586)	240.00	08/21/26	(31,280)
	Onto Innovation, Inc.	17	(439,586)	320.00	12/18/26	(169,745)
	Penguin Solutions, Inc.	31	(163,153)	55.00	08/21/26	(22,630)
	Penguin Solutions, Inc.	31	(163,153)	60.00	01/15/27	(63,705)
	Rambus, Inc.	29	(263,987)	80.00	08/21/26	(8,700)
	Rambus, Inc.	29	(263,987)	150.00	11/20/26	(180,090)
	Roundhill Memory ETF	560	(2,820,720)	40.00	08/14/26	(44,800)
	Roundhill Memory ETF	560	(2,820,720)	60.00	11/20/26	(856,800)
	Silicon Motion Technology Corp.	9	(228,240)	240.00	08/21/26	(13,680)
	Silicon Motion Technology Corp.	9	(228,240)	270.00	12/18/26	(61,110)
	Western Digital Corp.	7	(381,388)	380.00	08/14/26	(1,974)
	Western Digital Corp.	7	(381,388)	520.00	11/20/26	(66,353)
	TOTAL PUT OPTIONS					(2,074,610)
	(Premiums Received: $1,595,227)

(33.30%)	TOTAL OPTIONS WRITTEN					$(2,074,610)
	(Premiums Received: $1,595,227)

(A)Non-income producing.

QUARTERLY REPORT

TUTTLE CAPITAL MEMORY STACK INCOME BLAST ETF

Schedule of Options WrittenJuly 31, 2026 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of July 31, 2026:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Assets
US Treasury Bills	$—	$6,724,060	$—	$6,724,060
Money Market Fund	680,848	—	—	680,848
Options Purchased	942,350	—	—	942,350
	$1,623,198	$6,724,060	$—	$8,347,258
Liabilities
Options Written	$(2,074,610)	$—	$—	$(2,074,610)
	$(2,074,610)	$—	$—	$(2,074,610)

The cost of investments for Federal income tax purposes has been estimated a/o July 31, 2026, since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purposes is $8,061,794, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$101,449
Gross unrealized depreciation	(1,890,595)
Net unrealized appreciation (depreciation)	$(1,789,146)